Related Party Transactions (Details Textual) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended
	May 20, 2014	Apr. 30, 2012	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 18, 2014 Subsequent Event [Member]	Sep. 30, 2014 Jamess Capital Group LLC [Member]	Jun. 30, 2014 Jamess Capital Group LLC [Member]	Apr. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Jun. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Jun. 30, 2014 Medeor [Member]	May 19, 2014 Placement Agent [Member] Drugs	Dec. 06, 2011 Placement Agent [Member]	May 31, 2014 Placement Agent [Member]	Oct. 24, 2013 Placement Agent [Member]	Sep. 30, 2014 Placement Agent [Member]	Jun. 30, 2014 Placement Agent [Member]	Dec. 31, 2013 Placement Agent [Member]	Dec. 31, 2012 Placement Agent [Member]	Dec. 06, 2011 Advisory Firm [Member]	Sep. 30, 2014 Advisory Firm [Member]	Dec. 31, 2013 Advisory Firm [Member]
Class of Warrant or Right [Line Items]
Advisory services fees				$ 12,500				$ 100,000	$ 62,500									$ 25,000			$ 25,000		$ 272,000	$ 12,500	$ 12,500
Percent of fully vested warrants to purchase common stock																					5.00%			12.00%
Exercise price per share																					$ 1.50			$ 0.01
Issuance of warrants to purchase common stock																					4,290,950
Issuance of warrants to purchase common stock description																					The Placement Agent shall also be entitled to the compensation set forth above as well for any cash exercise of Warrants within six (6) months of the final closing of the Offering as well as a five percent (5%) solicitation fee for any Warrants exercised as a result of any redemption of any Warrants. If the Company elects to call the warrants, the Placement Agent shall receive a warrant solicitation fee equal to 5% of the funds solicited by the Placement Agent upon exercise of the warrants.
Term of warrants																					5 years
Maximum reimbursement expenses, monthly																										5,000
Proceeds from sale of Series A preferred stock					3,494,428	3,220,018															3,089,500	554,700	470,300
Issuance of common stock to founder for cash	2,000,000
Issuance of common stock for services, Shares							250,000			1,725,000	1,275,156	29,052	56,394	68,356
Issuance of common stock to acquire Medeor, Inc. at fair value, Shares		17,089											2,500,000
Research and development expense					3,750,000
Proceeds from issuance of subordinated promissory notes																						68,400	25,100
Related party transaction, Description of Transaction																	In consideration for its services, the placement agent received: (a re-activation fee of $15,000, (b) a cash fee equal to 7% of the Notes Conversion and 10% of the gross proceeds raised in the Financings, and (c) non-accountable expense reimbursement equal to 2% of the gross proceeds raised. The placement agent or its designees also received warrants to purchase shares of the Company's common stock in an amount equal to 10% of the shares of common stock and warrants issued or issuable as part of the units sold in the Series A Preferred Stock Offering and Notes Offerings.		In consideration for its services, the Placement Agent was eligible to receive: (a) a cash success fee equal to 8% of the value of the transaction plus a 2% non-reimbursable expense fee which was subsequently modified to a maximum of $150,000 plus, (b) $50,000 for a Fairness Opinion fee deductible against the success fee, and (c) a $50,000 activation fee.
Offering price description																(a) a cash commission in the amount of ten percent (10%) of the gross proceeds of the Offering received from investors at a Closing as well as a non-accountable expense reimbursement equal to two percent (b) (2%) of the gross proceeds of the Offering received from investors at a Closing and an activation fee of $25,000.
Number of agreements																2
Activation fee																25,000
Business acquisition, Description																	8% of the aggregate consideration in such transactions, and (ii) if, within a period of 12 months after termination of the services.		8% of the aggregate consideration in such transactions, and (ii) if, within a period of 12 months after termination of the services.
Royalty payments description
(A) royalty payments up to 2% on net sales of licensed products that are not sold by sublicensee and (B) on each and every sublicense earned royalty payment received by licensee from its sublicensee on sales of license product.

Royalty received by licensee description
 (i) 20% of the royalties received by licensee; or (ii) up to 2% of net sales of sublicensee. The Company will also make milestone payments of up to $4 million and up to $2 million, for the first commercial sale of product in the field that has a single active pharmaceutical ingredient, and for the first commercial sale of product in the field of product that has more than one active pharmaceutical ingredient, respectively.

Commission and non-accountable fees			586,200																	62,043
Accrued expenses			$ 879,497	$ 382,023	$ 438,658															$ 536,613